Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Due to Related Party

The transactions amount due to a related party are as of the following:

	2024	2023	2022
Beginning of the years January 1	$25,929	$25,336	$68,786
Advances for operation and administration expenses	—	—	13,724
Payments made to a director	—	—	(25,009)
Reversal of a related party payable due to disposal of a subsidiary	—	—	(32,165)
Exchange difference	(1,087)	593	—
Years ended December 31	$24,842	$25,929	$25,336